Segments - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [table]
Receivable related to the insolvency of a financial institution	€ 72		€ 79
Regulatory settlement	87
Net result	5,951	€ 2,250	3,903
TLTRO Benefit	€ 143
Increase In Bank Tax Percent	50.00%
Kotak Mahindra Bank [Member]
Disclosure of operating segments [table]
Gain from the release of a currency translation reserve			119
Other Financial Institution [Member]
Disclosure of operating segments [table]
Receivable related to the insolvency of a financial institution			€ 79